Investment in Joint Venture - Schedule of Investment in Joint Venture (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Investment in Joint Venture [Abstract]
Shares in Tanbreez Mining Greenland A/S		$ 107,856,418	$ 5,000,000
Investment in joint venture accounted for using the equity method		107,856,418	5,000,000
Balance at beginning of year		5,000,000
Purchase of unlisted investments	[1]	96,850,000	5,000,000
Cash investments		2,060,000
Invoices paid by the Company on behalf of the joint venture		3,244,440
Share of profits of joint venture recognised during the year		$ 701,978

[1]	On 5 June 2024, CRML entered into a heads of agreement to acquire 92.5% of the issued capital of Rimbal Pty Ltd (Vendor) which is the registered holder of 92.5% of the issued capital of Tanbreez which holds the only exploitation permit for rare earths in Greenland (HOA). The HOA was comprised of the following stages: